Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the three months ended
	March 31,
Customer	2022		2021
	Amount	%	Amount	%
A	980,222	43%	507,094	36%
B	875,327	38%	602,904	43%

Schedule of concentration of customers, suppliers & geographic area
	March 31, 2022		December 31, 2021
China	$2,947	11%	$31,787	84%
Singapore	32,741	89%	6,226	16%
Total cash and cash equivalents	$35,688	100%	$38,013	100%

	December 31,		December 31,
	2021		2020
United States	$-	-%	$-	-%
China	31,787	84%	340,381	98%
Singapore	6,226	16%	8,453	2%
Total cash and cash equivalents	$38,013	100%	$348,834	100%

Supplier Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the three months ended March 31,
Suppliers	2022		2021
	Amount	%	Amount	%
A	N/A	N/A	511,150	69%
B	725,439	82%	N/A	N/A
C	122,474	14%	134,063	18%

	For the year ended December 31,
	2021		2020
Suppliers	Amount	%	Amount	%
A	977,168	19%	N/A	N/A
B	913,496	18%	2,618,036	35%
C	837,216	16%	N/A	N/A
D	623,261	12%	725,566	10%
E	621,401	12%	N/A	N/A

Customer Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the year ended December 31,
	2021		2020
Customer	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	3,521,542	36%	2,597,402	36%
Guangzhou Xianshangge Trading Co., Ltd	3,414,994	35%	3,011,449	42%